Consolidated Statement of Comprehensive Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Comprehensive Income
Product Sales		$ 43,789	$ 42,998	$ 36,541
Alliance Revenue		1,428	755	388
Collaboration Revenue		594	598	488
Total Revenue		45,811	44,351	37,417
Cost of sales		(8,268)	(12,391)	(12,437)
Gross profit		37,543	31,960	24,980
Distribution expense		(539)	(536)	(446)
Research and development expense		(10,935)	(9,762)	(9,736)
Selling, general and administrative expense		(19,216)	(18,419)	(15,234)
Other operating income and expense		1,340	514	1,492
Operating profit		8,193	3,757	1,056
Finance income		344	95	43
Finance expense		(1,626)	(1,346)	(1,300)
Share of after tax losses in associates and joint ventures		(12)	(5)	(64)
Profit/(loss) before tax		6,899	2,501	(265)
Taxation		(938)	792	380
Profit for the period		5,961	3,293	115
Other comprehensive income:
Remeasurement of the defined benefit pension liability		(406)	1,118	626
Net gains/(losses) on equity investments measured at fair value through other comprehensive income		278	(88)	(187)
Fair value movements related to own credit risk on bonds designated as fair value through profit or loss		(6)	2
Tax on items that will not be reclassified to profit or loss		101	(216)	105
Total other comprehensive income that will not be reclassified to profit or loss, net of tax		(33)	816	544
Foreign exchange arising on consolidation		608	(1,446)	(483)
Foreign exchange arising on designated liabilities in net investment hedges		24	(282)	(321)
Fair value movements on cash flow hedges		266	(97)	(167)
Fair value movements on cash flow hedges transferred to profit and loss		(145)	73	208
Fair value movements on derivatives designated in net investment hedges		44	(8)	34
Costs of hedging		(19)	(7)	(6)
Tax on items that may be reclassified subsequently to profit or loss		(12)	73	46
Other comprehensive (loss)/income that may be reclassified to profit or loss, net of tax		766	(1,694)	(689)
Other comprehensive income/(expense) for the period, net of tax	[1]	733	(878)	(145)
Total comprehensive income/(expense) for the period		6,694	2,415	(30)
Profit attributable to:
Owners of the Parent		5,955	3,288	112
Non-controlling interests		6	5	3
Total comprehensive income/(expense) attributable to:
Owners of the Parent		6,688	2,413	(33)
Non-controlling interests		6	2	3
Total comprehensive income/(expense) for the period		$ 6,694	$ 2,415	$ (30)
Basic earnings per $0.25 Ordinary Share		$ 3.84	$ 2.12	$ 0.08
Diluted earnings per $0.25 Ordinary Share		$ 3.81	$ 2.11	$ 0.08
Weighted average number of Ordinary Shares in issue (millions)		1,549	1,548	1,418
Diluted weighted average number of Ordinary Shares in issue (millions)		1,562	1,560	1,427

[1]	Included within Other comprehensive income of $733m (2022: expense of $878m; 2021: expense of $145m) is a charge of $19m (2022: charge of $7m; 2021: charge of $6m), relating to Costs of hedging.